Leases - Total amount of lease payments (Details) $ in Thousands	Jun. 30, 2022 USD ($)
Leases
June 30, 2023	$ 1,900
June 30, 2024	1,900
June 30, 2025	1,900
June 30, 2026	1,900
June 30, 2027	1,900
June 30, 2028 and thereafter	7,785
Total	$ 17,285